Fair value measurements and fair value of financial instruments - Marketable securities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements and fair value of financial instruments
Fair value cash and cash equivalents	$ 101,800	$ 200	$ 56,700
Amortized Cost		32,271
Unrealized Losses		(84)
Estimated Fair Value	$ 0	32,187	$ 0
Commercial paper
Fair value measurements and fair value of financial instruments
Amortized Cost		15,950
Estimated Fair Value		15,950
Corporate debt securities
Fair value measurements and fair value of financial instruments
Amortized Cost		12,286
Unrealized Losses		(65)
Estimated Fair Value		12,221
U.S. Treasury securities
Fair value measurements and fair value of financial instruments
Amortized Cost		4,035
Unrealized Losses		(19)
Estimated Fair Value		$ 4,016